Commitments	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Commitments

35. Commitments

A.	Key commitments

Key commitments the Company has entered into with financial institutions and others as of December 31, 2025 are as follows:

Financial institutions	Categories		Credit limit	Borrowings amount
			(In thousands of Korean won)
Industrial Bank of Korea	Small and medium-sized enterprise financing (*1)	₩	2,000,000	-
Industrial Bank of Korea	Small and medium-sized enterprise financing (*2)		1,000,000	1,000,000
Industrial Bank of Korea	Small and medium-sized enterprise financing (*3)		1,000,000	1,000,000
Industrial Bank of Korea	Small and medium-sized enterprise financing (*4)		400,000	400,000
Woori Bank	Corporate operating borrowings (*5)		490,000	490,000
Woori Bank	Corporate operating borrowings (*6)		800,000	785,000
KB Kookmin Bank	Overdraft loan (*7)		300,000	277,687
MG Community Credit Cooperatives	Corporate operating borrowings (*8)		3,000,000	3,000,000
Total		₩	8,990,000	6,952,687

(*1)	The Company is provided a joint guarantee of Korean Won 2,400,000 thousand by Cho HyeongSeok, CEO of Play Company.
(*2)	The Company is provided a joint guarantee of Korean Won 1,200,000 thousand by Jung BoRam, CEO of Play F&B Co., Ltd.
(*3)	The Company is provided a guarantee of Korean Won 900,000 thousand by Korea Credit Guarantee Fund.
(*4)	The Company is provided a building as collateral of Korean Won 480,000 thousand for the borrowings by Jung BoRam, CEO of Play F&B Co., Ltd.
(*5)	The Company has received a payment guarantee of Korean Won 441,000 thousand from Korea Credit Guarantee Fund as of December 31, 2025.
(*6)	The Company is provided a joint guarantee of Korean Won 960,000 thousand by Park, UnKyoung, CEO of the LAMP as of December 31, 2025.
(*7)	The Company is provided a joint guarantee of Korean Won 330,000 thousand by Choi, PyeungHo, CEO of Solaire as of December 31, 2025.
(*8)	The Company is provided a joint and several guarantee of Korean Won 3,600,000 thousand by Choi, PyeungHo, CEO of Solaire as of December 31, 2025. Also land and buildings owned by unrelated third parties, with a pledged amount of Korean Won 3,000,000 thousand are provided as collateral for the secured borrowings.

Cho HyeongSeok, CEO of Play Company provides a joint guarantee for the vehicle lease to Mirae Asset Securities as of December 31, 2025.

The Company has a credit limit of Korean Won 3,730,740 thousand under an unsecured borrowing agreement, maturing on May 13, 2026. As of December 31, 2025, Korean Won 318,683 thousand has been utilized under this facility. Unused portions of these credit facilities remain available to the Company.

Key commitments the Company has entered into with financial institutions and others as of December 31, 2024 are as follows:

Financial institutions	Categories		Credit limit	Borrowings amount
			(In thousands of Korean won)
Industrial Bank of Korea	Small and medium-sized enterprise financing (*1)	₩	2,000,000	-
Industrial Bank of Korea	Small and medium-sized enterprise financing (*2)		500,000	500,000
Industrial Bank of Korea	Small and medium-sized enterprise financing (*3)		1,000,000	1,000,000
Industrial Bank of Korea	Small and medium-sized enterprise financing (*4)		1,000,000	1,000,000
Industrial Bank of Korea	Small and medium-sized enterprise financing (*5)		100,000	18,720
Industrial Bank of Korea	Small and medium-sized enterprise financing (*6)		400,000	400,000
Shinhan Bank	Revolving credit (*7)		500,000	-
Total		₩	5,500,000	2,918,720

(*1)	The Company is provided a joint guarantee of Korean Won 2,400,000 thousand by Cho HyeongSeok, CEO of Play Company.
(*2)	The Company is provided a joint guarantee of Korean Won 458,526 thousand by Cho HyeongSeok, CEO of Play Company. Also, the Company provides intellectual property (IP) rights of Korean Won 676,000 thousand as collateral for the borrowing.
(*3)	The Company is provided a joint guarantee of Korean Won 1,200,000 thousand by Cho HyeongSeok, CEO of Play Company.
(*4)	The Company is provided a guarantee of Korean Won 900,000 thousand by Korea Credit Guarantee Fund.
(*5)	The Company provides Korean Won 113,874 thousand of machinery as collateral for the borrowing.
(*6)	The Company is provided a building as collateral of Korean Won 480,000 thousand for the borrowings by Jung BoRam, CEO of Play F&B Co., Ltd.
(*7)	The Company is provided a joint guarantee of Korean Won 600,000 thousand by Cho HyeongSeok, CEO of Play Company.

Cho HyeongSeok, CEO of Play Company provides a joint guarantee for the vehicle lease to Mirae Asset Securities as of December 31, 2024.

B.	Shareholders’ agreement in relation to the Share Purchase Agreement of Play Company Co., Ltd.

The Company entered into a Share Purchase Agreement on March 31, 2023 (which became effective on January 3, 2025) with the Cho, Hyungseok, CEO of Play Company Co., Ltd. The agreement includes option rights and earn-out provisions as follows:

	Equity Price Protection Right	Earn-out
Exercise right holder	Cho, Hyungseok (CEO of Play Company Co., Ltd.)	Cho, Hyungseok (CEO of Play Company Co., Ltd.)

Exercise right obligor	Buyer (K Enter)	Buyer (K Enter)

Object of exercise	KWM shares received as a compensation (listed on Nasdaq)	Additional purchase price adjustment based on Play Company’s average net profit for FY2023–FY2025

Exercise period	During 3 months following 6-month lock-up expiration	Settlement due on Jan 31, 2027 and Jan 31, 2028

Exercise price / Settlement basis	Buyer to compensate Seller for any shortfall if shares sold below initial value; adjusted for gains realized/distributable up to December 31, 2026.	If the achievement rate is less than 75% or greater than 125% of the target of Korean Won 16.14 billion, the settlement amount will be calculated as the achieved percentage multiplied by Korean Won 9.05 billion. If the achievement rate falls between 75% and 125%, the settlement amount will be a fixed Korean Won 9.05 billion per year.

As of December 31, 2025, liabilities related to Equity Price Protection Right, Earn-out provision (which are classified as long-term payables in the Consolidated financial statements) amount to Korean Won 25,884,322 thousand, Korean Won 1,410,054 thousand.

C.	Standby Equity Purchase Agreement (“SEPA”)

On June 3, 2025, the Company entered into a Standby Equity Purchase Agreement with Bitcoin Strategic Reserve LLC. Under the SEPA, the Company has the right, but not the obligation, to direct Bitcoin Strategic Reserve LLC to purchase, from time to time during a commitment period of 36 months from the effective date, newly issued ordinary shares of the Company having an aggregate purchase price of up to $500 million (the “Commitment Amount”). The purchase price for the ordinary shares to be issued under the SEPA is based on 97.5% of the volume weighted average price of the Company’s ordinary shares during the applicable pricing period, subject to a minimum acceptable price as determined by the Company. Bitcoin Strategic Reserve LLC’s’s ownership of the Company’s ordinary shares is limited to 4.99% at any time, and issuances under the SEPA are further subject to the 19.99% cap under Nasdaq listing rules unless shareholder approval is obtained. In connection with the execution of the SEPA, the Company agreed to pay Bitcoin Strategic Reserve LLC a structuring fee of $25,000 and to issue a certain number of commitment shares as consideration. The SEPA also requires the Company to maintain an effective registration statement with the SEC covering the resale of the ordinary shares issued thereunder. The SEPA may be terminated earlier upon mutual consent, upon full utilization of the Commitment Amount, or by the Company with prior notice, provided certain conditions are satisfied.

As of December 31, 2025, no ordinary shares was issued under SEPA.

D.	Guarantees by individuals

Details of guarantees provided by individuals other than related parties as of December 31, 2025 are as follows:

Guaranteed by	Details of guarantee		Guarantee limit
			(In thousands of Korean won)
Seoul Guarantee Insurance Company	Performance guarantee, etc.	₩	560,650
Seoul Guarantee Insurance Company	Performance guarantee, etc.		1,840,200
Korea credit guarantee fund	Loan guarantee		900,000
Korea credit guarantee fund	Loan guarantee		441,000
Total		₩	3,741,850

Details of guarantees provided by individuals other than related parties as of December 31, 2024 are as follows:

Guaranteed by	Details of guarantee		Guarantee limit
			(In thousands of Korean won)
Seoul Guarantee Insurance Company	Performance guarantee, etc.	₩	814,371
Korea credit guarantee fund	Loan guarantee		900,000
Total		₩	1,714,371

E.	List of assets provided as collateral

List of assets that the Company provided as collateral as of December 31, 2025 and December 31, 2024 are as follows:

	Counterparty receiving the collateral	usage restrictions		December 31, 2025	December 31, 2024
				(In thousands of Korean won)
Short-term financial instruments	Industrial Bank of Korea	Provided as collateral for employee loans (*)	₩	400,000	300,000

(*1)	The Company provided a joint guarantee of Korean Won 330,000 thousand as of December 31, 2025 (December 31, 2024 Korean Won 231,000 thousand)

F.	Investment Agreement and Share Acquisition Commitments

i.	Investment agreements

The outstanding balances of contributions according to the investment agreements as of December 31, 2025 are as follows:

December 31, 2025		Total amount of investment agreement	Cumulative investment	Outstanding Balance
		(In thousands of Korean won)
SOLAIRE SCALE-UP MOVIE INVESTMENT FUND NO.1	₩	200,000	200,000	-
SOLAIRE SCALE-UP MOVIE INVESTMENT FUND NO.2		220,000	154,000	66,000
Solaire Culture Plus Fund		300,000	300,000	-
Solaire Main Movie Fund		300,000	300,000	-
Total	₩	1,020,000	954,000	66,000

ii.	Share acquisition of Rabbit Walk Inc

In August 2025, the Company signed on a contract to acquire 55% controlling interest in Rabbit Walk Inc. (“Rabbit Walk”) through a share exchange transaction for total consideration of Korean Won 9,075,000 thousand. Pursuant to the share purchase agreement, the Company is subject to a contingent consideration arrangement under which it may be required to issue additional common shares if Rabbit Walk achieves specified consolidated operating income thresholds for either the 2025 or 2026 fiscal year. If such performance conditions are satisfied, the Company would be obligated to issue additional shares with a value equivalent to the initial consideration. In addition, the Company has agreed to negotiate in good faith with the existing shareholders of Rabbit Walk for a potential acquisition of the remaining 45% equity interest by December 31, 2026. As of December 31, 2025, no binding agreement has been executed with respect to such remaining interest, and the terms and structure of any future transaction remain subject to further negotiation.

iii.	Share acquisition agreement with HANSOL Holdings Co., Ltd. and others

In December 2025, the Company signed on a share purchase agreement with HANSOL Holdings Co., Ltd., as the lead seller, and certain other individual shareholders to acquire a total of 5,864,088 shares of HANSOL INTICUBE Co., Ltd. for an aggregate purchase price of Korean Won 15,000,337 thousand. As of December 31, 2025, the Company has paid a deposit of Korean Won 3,000,067 thousand, and the remaining balance of Korean Won 12,000,270 thousand remains payable upon completion of the transaction. The agreement includes provisions regarding the handling of the deposit upon termination. In the event of termination attributable to the Company, the deposit may be forfeited as liquidated damages. In the event of termination attributable to the sellers, the sellers are required to return an amount equal to twice the deposit. In other cases of termination, the deposit and any accrued interest are to be returned to the Company. The agreement also contains customary representations and warranties, indemnification provisions, and confidentiality obligations. In addition, certain material contracts of HANSOL INTICUBE Co., Ltd. may provide counterparties with termination or cancellation rights in connection with the consummation of the transaction. As of December 31, 2025, the Company remains subject to the rights and obligations under the agreement, including potential obligations related to indemnification and deposit arrangements. The ultimate outcome of such matters cannot be reasonably estimated at this time.

G.	Other commitments and settlements of liabilities

Previously, Global Star, which was dissolved following the merger with KWM on May 13, 2025, was originally obligated to pay USD $3,220,000 in deferred underwriting commission to EF Hutton LLC (Currently, D-Boral Capital LLC(“D Boral”),) pursuant to an agreement dated September 19, 2022. This liability was subsequently restructured on November 5, 2024, through a Satisfaction and Discharge of Indebtedness Agreement. The settlement included the following:

1)	a partial cash payment of USD $500,000 (Remaining balance of USD 350,000 (Korean Won 502,215 thousand) is included in trade and other payables as of December 31, 2025)

2)	the issuance of 50,000 ordinary shares valued at USD $500,000 (Remaining balance of Korean Won 56,119 thousand is included in current derivatives liabilities as of December 31, 2025)

3)	and the settlement of USD $2,000,000 through a non-recourse promissory note. Remaining balance of USD $1,500,000 (Korean Won 2,152,350 thousand) is included in short term borrowings as of December 31, 2025)

4)	the remaining balance of USD $220,000 (Korean Won 309,850 thousand) was recognized as a gain on debt forgiveness.

Previously, K Enter, which was acquired following the merger with KWM on May 13, 2025, was obligated to pay USD $2,218,541.80 in legal fees to Loeb & Loeb LLP for DeSPAC-related services under an engagement letter dated April 24, 2023. This obligation was modified by a Fee Deferral Agreement entered into on May 13, 2025. Under the new terms, the Company paid USD $1,000,000 in cash during the current period and settled the remaining USD $1,218,541.80 with a short-term promissory note that accrues interest at 7% per annum and matures on November 13, 2025. Subsequently, on December 3, 2025, the Company (K Enter Holdings, Inc. and K Wave Media, Ltd.) entered into a Convertible Promissory Note with Loeb & Loeb LLP pursuant to Section 3(a)(9) of the Securities Act in exchange for the existing promissory note in the amount of USD $1,218,541.80, and the principal amount of the new note was adjusted to USD $1,040,479.75. The note bears interest at 18% per annum and matures on February 13, 2026, and the holder has the right to convert all or a portion of the outstanding amount into ordinary shares of K Wave Media, Ltd.

As of December 31, 2025, the remaining balance of Korean Won 1,523,573 thousand is included in Convertible Note, in relation to promissory note.

H.	Legal Proceeding

As of December 31, 2025, the injunction lawsuit that had been reported as a subsequent event, in which the Company had been involved as a defendant, seeking to suspend the effectiveness of a contract termination, was dismissed on May 27, 2025, and concluded at the first instance accordingly. Subsequently, the Company filed a new lawsuit with the Seoul Central District Court against the counterparty for confirmation of contract termination and damages. The Company is involved in the new proceeding as a plaintiff, and the total claimed amount is Korean Won 100,000 thousand.

In January 2026, the court entered an adverse judgment against the Company in litigation with RBDK Co., Ltd. (“RBDK”) relating to the early termination of a building lease agreement originally entered into on May 1, 2022 and scheduled to expire on May 1, 2027, and ordered the Company to pay Korean Won 720,628 thousand including the interest. In connection with the lease commencement, the Company received a Tenant Improvement allowance of Korean Won 1,076,100 thousand. Following the termination of the lease, RBDK has initiated a claim for the return of the allowance. Based on an assessment of the remaining lease term and consultation with legal counsel, management has determined that the Company is more likely than not to be required to settle part of the claim. As of December 31, 2025, the Company has recognized a litigation provision of Korean Won 720,628 thousand in its consolidated financial statements, representing the estimated outflow of resources required to settle the obligation.

I.	Share Purchase Agreements with Key Shareholders

In December 2025, K Enter Holdings Inc. (“K Enter”), a wholly owned subsidiary of the Company, entered into Share Purchase Agreements (the “Purchase Agreements”) with certain key shareholders and co-founders of the Company (the “Key Shareholders”). Under the terms of the Purchase Agreements, K Enter agreed to purchase an aggregate of 4,767,494 ordinary shares from the Key Shareholders for an aggregate purchase price of $2,002,347.48 ($0.42 per share). The payment terms for the purchase price are as follows:

●	Initial Payment: 10% of the purchase price, or $200,234.75(Korean Won 287,317 thousand), was paid upon the execution of the Purchase Agreements in December 2025.

●	Remaining Commitment: The remaining 90% of the purchase price, amounting to $1,802,112.73, is scheduled to be paid to the Key Shareholders on June 30, 2026.

As of December 31, 2025, the Company’s remaining obligation under the Purchase Agreements was $1,802,112.73, which is scheduled to be paid on June 30, 2026.